Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

The Company’s intangible assets consisted of the following:

Gross carrying value	September 30, 2023	December 31, 2022
Brands	$164,315	$165,283
Software development costs	845,655	787,492
Customer relationships	1,519,837	1,505,839
Computer software	37,532	38,857
Total	2,567,339	2,497,471

Accumulated amortization
Brands	94,758	83,317
Software development costs	542,457	472,791
Customer relationships	714,642	624,756
Computer software	26,860	25,149
Total	1,378,717	1,206,013
Intangible assets, net	$1,188,622	$1,291,458